Schedule of future minimum payments under operating leases (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Commitments Schedule Of Future Minimum Payments Under Operating Leases 1	$ 83
Commitments Schedule Of Future Minimum Payments Under Operating Leases 2	85
Commitments Schedule Of Future Minimum Payments Under Operating Leases 3	87
Commitments Schedule Of Future Minimum Payments Under Operating Leases 4	89
Commitments Schedule Of Future Minimum Payments Under Operating Leases 5	90
Commitments Schedule Of Future Minimum Payments Under Operating Leases 6	$ 390